Capital Disclosures	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital Disclosures
CAPITAL DISCLOSURES:
Our main objectives in managing our capital resources are to ensure liquidity and to have funds available for working capital or other investments we determine are required to grow our business. Our capital resources consist of cash provided by operating activities, access to the Revolving Facility, intraday and overnight bank overdraft facilities, an accounts receivable sales program, a customer's supplier financing program and our ability to issue debt or equity securities.
We regularly review our borrowing capacity and make adjustments, as permitted, for changes in economic conditions and changes in our requirements. In 2015, we amended our $300.0 revolving credit facility (which was scheduled to mature in October 2018) to add the Term Loan to fund a portion of our share repurchases under a 2015 SIB, and to extend the maturity of the entire facility to May 2020. The Revolving Facility has an accordion feature that allows us to increase the $300.0 limit by an additional $150.0 on an uncommitted basis upon satisfaction of certain terms and conditions. The Revolving Facility also includes a $25.0 swing line, subject to the overall revolving credit limit, that provides for short-term borrowings up to a maximum of seven days. See note 12. At December 31, 2017, we had no outstanding balance under the Revolving Facility and $23.2 outstanding in letters of credit under the Revolving Facility. As a result, we had $276.8 available as of December 31, 2017 under the Revolving Facility for future borrowings. We are required to comply with certain restrictive covenants in respect of our credit facility, including those relating to the incurrence of senior ranking indebtedness, the sale of assets, a change of control, and certain financial covenants relating to indebtedness and interest coverage. Certain of our assets are pledged as security for borrowing under this facility. We closely monitor our business performance to evaluate compliance with our restrictive and financial covenants. We were in compliance with all restrictive and financial covenants under our credit facility as of December 31, 2017. We continue to monitor and review the most cost-effective methods of raising capital, taking into account these restrictions and covenants. We also have access to $73.5 in intraday and overnight bank overdraft facilities, and we may sell up to $200.0 in accounts receivable under an accounts receivable sales program, or utilize a customer's supplier financing program if available, to provide short-term liquidity. See note 5. At December 31, 2017, we sold $80.0 of our accounts receivable under our accounts receivable sales program and $52.3 under a customer's supplier financing program. The term of our $200.0 accounts receivable sales program has been annually extended by amendment for additional one-year periods (and is currently extendable to November 2019 under specified circumstances), but may be terminated earlier as provided in the agreement governing the program. See note 5. In addition, since our $200.0 accounts receivable sales program and the customer's supplier financing program are each on an uncommitted basis, there can be no assurance that any participant bank will purchase the accounts receivable we intend to sell thereunder. The timing and amounts we may borrow and repay under these facilities can vary significantly from month-to-month depending on our working capital and other cash requirements.
We have commenced NCIBs or SIBs in the past few years, pursuant to which we are permitted to or have repurchased and canceled subordinate voting shares. See note 13 for details. In addition, we have purchased subordinate voting shares from time-to-time in the open market through a broker for delivery under our stock-based compensation plans. We have not distributed, nor do we have any current plan to distribute, any dividends to our shareholders.
Our strategy on capital risk management has not changed significantly since the end of 2016. Other than the restrictive and financial covenants associated with our credit facility noted above, we are not subject to any contractual or regulatory capital requirements. While some of our international operations are subject to government restrictions on the flow of capital into and out of their jurisdictions, these restrictions have not had a material impact on our operations or cash flows.